Transactions with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions with Related Parties [Abstract]
Transactions with Related Parties

4. Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

	Year ended December 31,
	2016	2017
Balance Sheet
Advances for drilling units under construction and related costs	$1,569	$-
Drilling units, machinery and equipment, net	488	-
Due to related parties	$(7,231)	$(726)
Accrued liabilities	$(3,100)	$(11,786)

	Year ended December 31,
Statement of Operations	2015	2016	2017
Revenues – commission fees	$16,524	$14,925	$10,342
Drilling units operating expenses	$-	$4,209	$904
Amortization and write-off of financing fees	$2,781	$-	$-
General and administrative expenses	$7,409	$24,924	$26,008
Interest income	$6,024	$-	$-
Reorganization expenses (including non-cash issuance of shares and other expenses)	$-	$-	$223,178

TMS Offshore Services Ltd.: On March 31, 2016 and effective from January 1, 2016 and up to September 22, 2017, the Company signed a management services agreement with TMS Offshore Services Ltd. (''TMS"), a company that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou, to provide certain management services related to the Company's drilling units including but not limited to commercial, financing, legal and insurance services. Under the terms of this agreement, in January 2017 and effective from January 1, 2017, the Company and TMS agreed to make certain amendments and expand the scope of the agreement. For the year ended December 31, 2017, total charges from TMS under this agreement amounted to $45,521.

The Management Services Agreement discussed below, replaced the management services agreement that the Company and its subsidiaries entered into with TMS on March 31, 2016, as amended.

On September 22, 2017, the Restructuring Effective Date, as part of the Restructuring, the Company and each of its drilling-unit-owning subsidiaries entered into the Management Services Agreement with TMS to provide certain management services related to the Company's drilling units including but not limited to executive management, commercial, financing, accounting, reporting, information technology, legal, manning, insurance, catering and superintendency services. In consideration for the management services the Company agreed to pay TMS an annual fee of $15,500 (not including reimbursement for certain expenses incurred in connection with their performance of services as manager) plus up to an additional $10,000 based on the satisfaction of certain metrics. The Company will also pay a 1.0% commercial fee on all earnings under any existing drilling contract and any drilling contract entered into after the commencement of the Management Services Agreement. The Company may terminate the Management Services Agreement at any time, subject to the payment of a termination fee of the greater of $150,000, which amount shall be reduced ratably on a daily basis over the term of the Management Services Agreement or $30,000 (the "Convenience Termination Fee"). The Company may also terminate the Management Services Agreement for "cause" upon five business days' notice to TMS, subject to certain conditions, including the Company’s payment to an escrow account of the lesser of $50,000 or the Convenience Termination Fee, due and owing at the time, such funds to be released in accordance with the decision of an appointed arbitrator. A refundable security deposit of $5,000 has been agreed to be placed into an escrow account and if, for any reason, the Company fails to make payments under the Management Services Agreement, then TMS may draw upon such security deposit, until paid in full (Note 8).

On December 19, 2017, the Board of Directors approved to pay to TMS the maximum bonus under the previous Management Services Agreement due to the success of the Restructuring. In addition a provision for a maximum bonus on a pro rata basis from September 22, 2017 to December 31, 2017 was accrued, under the new Management Services Agreement.

Cardiff Drilling Inc.: Effective January 1, 2013, Ocean Rig Management Inc. ("Ocean Rig Management"), a wholly-owned subsidiary of Ocean Rig entered into a Global Services Agreement with Cardiff Drilling Inc. ("Cardiff Drilling")  a company that may be deemed to be beneficially owned by the Chairman, Mr. George Economou, pursuant to which Ocean Rig Management engaged Cardiff Drilling to act as consultant on matters of chartering and sale and purchase transactions for the offshore drilling units operated by the Company. Costs from the Global Services Agreement were expensed in the consolidated statement of operations or capitalized as a component of "Advances for drilling units under construction and related costs" being a directly attributable cost to the construction, as applicable. As of March 31, 2016, the Company terminated the agreement with Cardiff Drilling, at no cost.

Vivid Finance Limited: Under the consultancy agreement effective from January 1, 2013, between Ocean Rig Management and Vivid Finance Limited ("Vivid"), a company that may be deemed to be beneficially owned by the Chairman, Mr. George Economou, pursuant to which Vivid acted as a consultant on financing matters for Ocean Rig and its subsidiaries, Vivid provided the Company with financing-related services. As of March 31, 2016, the Company terminated the agreement with Vivid, at no cost.

Basset Holdings Inc.: Effective June 1, 2012, the Company entered through one of its' wholly owned subsidiaries into a consultancy agreement with Basset Holdings Inc. ("Basset"), a Marshall Islands company that may be deemed to be beneficially owned by the Company's Executive Vice Chairman, Mr. Anthony Kandylidis, for the provision of his services to the Company. With effect as of December 31, 2016, the Company terminated the agreement with Basset at no cost.

Basset is also the owner of 12 (114,286 shares before the 1-for- 9,200 reverse stock split) shares of the Company's common shares, as of December 31, 2017.

Steel Wheel Investments Limited: Steel Wheel Investments Limited ("Steel Wheel"), a company that may be deemed to be beneficially owned by the Company's Executive Vice Chairman, Mr. Anthony Kandylidis, is the owner of 170 (1,570,226 shares before the 1-for- 9,200 reverse stock split) shares of the Company's common shares as of December 31, 2017.

Prime Cap Shipping Inc.: Prime Cap Shipping Inc. ("Prime Cap") is a Cayman Islands company that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou. On September 22, 2017 pursuant to the Restructuring and under the terms of the Management Services Agreement, 8,524,793 common shares of the Company's common shares were issued to Prime Cap (Note 11). As of December 31, 2017 Mr. George Economou, was deemed to beneficially own 8,525,596 common shares (including 8,524,793 shares issued to Prime Cap) representing a 9.3% shareholding of the Company.

Azara Services S.A.: Effective January 1, 2013, the Company entered through one of its' wholly owned subsidiaries into a consultancy agreement with Azara Services S.A. ("Azara"), a Marshall Islands company that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou, for the provision of the services of the Company's Chief Executive Officer. With effect as of December 31, 2016, the Company terminated the agreement with Azara at no cost.

DryShips Inc.: On November 18, 2014, the Company entered into a $120,000 Exchangeable Promissory Note with its former parent company, DryShips. On August 13, 2015, the Company reached an agreement with DryShips and exchanged the outstanding balance owed to the Company under the $120,000 Exchangeable Promissory Note, for 1,932 (17,777,778 shares before the 1-for-9,200 reverse stock split) shares of the Company's shares owned by DryShips.

On March 29, 2016, the Company entered into 60 day time charter agreements for the offshore support vessels Crescendo and Jubilee with two subsidiaries of DryShips to assist with the stacking of the Company's drilling units in Las Palmas.

On April 5, 2016, the Company's unrestricted subsidiary, Ocean Rig Investments Inc., purchased 6,096 (56,079,533 shares before the 1-for-9,200 reverse stock split) shares of the Company's common shares previously held by DryShips. After this transaction, DryShips no longer holds any equity interest in the Company (Note 11).

TMS Tankers Ltd.: During 2016 TMS Tankers Ltd. a company that may be deemed to be beneficially owned by the Company's Chairman, Mr. George Economou, charged the Company for various ad-hoc ancillary services.